LONG-TERM DEBT - 10.75% Senior Secured Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Feb. 28, 2013
Debt Instrument [Line Items]
Accrued interest		$ 20,904,000	$ 25,467,000
Gain on extinguishment of debt		$ (90,569,000)	$ (12,458,000)	$ 6,991,000
10.75% Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)					10.75%
12.00% Senior Cash Pay Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)					12.00%
Senior Notes | 10.75% Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 440,000,000.0
Stated interest rate (as percent)		10.75%				10.75%
Redemption price, percentage (as percent)	71.25%
Extinguishment of debt	$ 25,100,000
Debt issuance costs capitalized						$ 16,000,000
Accrued interest	1,000,000
Gain on extinguishment of debt	$ 7,000,000
Senior Notes | 12.00% Senior Cash Pay Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 125,000,000.0
Stated interest rate (as percent)		12.00%				12.00%
Debt issuance costs capitalized						$ 3,400,000